Financial Instruments - Summary of Movements in Provision for Impairment of Receivables from Financial Services, Trade Receivables and Due from Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade receivables and due from related parties [member] | Contract assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
IFRS 9 effect	₺ 5,128
Provision for impairment recognized during the year	2,242
Closing balance	7,370
Trade receivables and due from related parties [member] | Other assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance	705,440	₺ 964,311
IFRS 9 effect	(43,512)
Provision for impairment recognized during the year	416,557	180,948
Amounts collected	(166,641)	(224,460)
Unused amount reversed	(73,023)	(79,958)
Receivables written off during the year as uncollectible	(118,553)	(138,529)
Exchange differences	10,540	3,128
Disposal of subsidiaries	3
Closing balance	730,811	705,440
Receivables from financial services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance	72,992	10,170
IFRS 9 effect	52,951
Provision for impairment recognized during the year	190,509	117,293
Amounts collected	(96,278)	(37,503)
Unused amount reversed	(19,901)	(16,968)
Closing balance	₺ 200,273	₺ 72,992